Warrants	12 Months Ended
Dec. 31, 2019
XL Hybrids Inc [Member]
Warrants
Note 9. Warrants
Convertible Preferred Stock Warrants:
In March 2015, the Company issued a warrant exercisable for 3,413,461 shares of Series
B-1
Preferred Stock at an exercise price of $1.04 per share (Series
B-1
Warrants) to an advisor in connection with securing the NMTC financing. The Series
B-1
Warrants are exercisable at any time during the five-year period after issuance. The Series
B-1
Warrants were exercised by the holder in January 2020 (see Note 19).
In July 2016, the Company issued the Series C Warrants exercisable for 1,405,888 shares of Series C Preferred Stock at an exercise price per share of $0.6046 (see Note 19). The expiration date of the Series C Warrants is July 15, 2026.
In September 2017, the Company issued warrants to an entity pursuant to the terms of a consulting agreement and a broker dealer services agreement. In consideration of the consulting agreement, the Company issued a warrant for 225,108 shares of Series
D-1
Preferred Stock at an exercise price of $0.5775 per share (Series
D-1
Warrants). The Series
D-1
Warrants may be exercised as follows: warrants to purchase 138,528 shares of Series
D-1
Preferred Stock are exercisable immediately upon grant until the 5th anniversary; warrants to purchase 51,948 shares of Series
D-1
Preferred Stock become exercisable as of January 20, 2018 until January 20, 2023 and warrants to purchase 34,632 shares of Series
D-1
Preferred Stock become exercisable as of July 20, 2018 until July 20, 2023.
The Series
B-1
Warrants, Series C Warrants and Series
D-1
Warrants were assessed under ASC 480
Distinguishing Liabilities from Equity
and were determined to be liability-classified warrants as each of the respective underlying series of preferred stock are contingently redeemable in nature. See Note 7 for recurring fair value measurements related to these convertible preferred stock warrants.
Common Stock Warrants:
In November 2013, the Company issued a warrant for 1,126,482 shares of common stock at an exercise price of $0.5326 per share. The expiration date of this warrant is November 22, 2023.
In September 2017, in connection to the broker dealer services agreement noted above, the Company issued a warrant for 103,896 shares of common stock at an exercise price of $0.5775 per share. The expiration date of this warrant is September 29, 2022.
In December 2018, January 2019 and November 2019, the Company issued warrants to purchase 200,000, 100,000 and 150,000 shares of common stock, respectively, at an exercise price of $0.18 per share to a lender in connection with the Loan and Security Agreement discussed in Note 6. These common stock warrants expire in December 2028, January 2029 and November 2029, respectively. The estimated grant date fair value of these common stock warrants was $0.13, $0.15 and $0.16 per share, respectively.
The common stock warrants were assessed under ASC 480
Distinguishing Liabilities from Equity
and ASC 815
Derivatives and Hedging
upon each respective issuance and were determined to meet the requirements for equity classification. Accordingly, the Company recorded the grant date fair value of each respective warrant to additional paid in capital upon their issuance dates.